Consolidated Statements of Changes in Shareholders' Equity R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)	Share capital [member] BRL (R$)	Additional paid-in capital [member] BRL (R$)	Treasury shares [member] USD ($)	Treasury shares [member] BRL (R$)	Accumulated losses [member] BRL (R$)	Foreign currency translation [member] BRL (R$)	Gain (Loss) on hedge accounting [member] BRL (R$)	Equity attributable to owners of the parent [member] BRL (R$)	Non-controlling interest [member] BRL (R$)
Beginning Balance at Dec. 31, 2015		R$ 289,002	R$ 141	R$ 821,988		R$ (925)	R$ (526,305)	R$ (7,735)	R$ 913	R$ 288,077	R$ 925
Comprehensive Income (Loss)
Net loss		(151,896)					(151,074)			(151,074)	(822)
Other comprehensive income (loss)		(12,473)						(11,297)	(1,458)	(12,755)	282
Total comprehensive income (loss)		(164,369)					(151,074)	(11,297)	(1,458)	(163,829)	(540)
Transactions with Owners and Other
Purchase of treasury shares		(608)			$ 0	(608)				(608)
Total transactions with owners and other		(608)				(608)				(608)
Ending Balance at Dec. 31, 2016		124,025	141	821,988		(1,533)	(677,379)	(19,032)	(545)	123,640	385
Comprehensive Income (Loss)
Net loss		(170,345)					(169,746)			(169,746)	(599)
Other comprehensive income (loss)		6,047						5,368	545	5,913	134
Total comprehensive income (loss)		(164,298)					(169,746)	5,368	545	(163,833)	(465)
Transactions with Owners and Other
Purchase of treasury shares | $					0
Issuance of common shares in initial public offering, net of offering costs		415,550	84	415,466						415,550
Conversion of convertible notes to common shares		94,151	19	94,132						94,151
Share-based payments		13,921		13,921						13,921
Total transactions with owners and other		523,622	103	523,519						523,622
Ending Balance at Dec. 31, 2017		483,349	244	1,345,507		(1,533)	(847,125)	(13,664)		483,429	(80)
Comprehensive Income (Loss)
Net loss	$ (85,778)	(332,374)	0	0		0	(331,745)	0	0	(331,745)	(629)
Other comprehensive income (loss)	788	3,053	0	0		0	0	2,642	0	2,642	411
Total comprehensive income (loss)	(84,990)	(329,321)	0	0		0	(331,745)	2,642	0	(329,103)	(218)
Transactions with Owners and Other
Purchase of treasury shares					$ 0	0
Share-based payments		2,074	0	2,074		0	0	0	0	2,074	0
Ending Balance (Estimated adjustments due to adoption of IFRS 15 [member]) at Dec. 31, 2018		(1,153)	0	0		0	(1,153)	0	0	(1,153)	0
Ending Balance (Estimated adjustments due to adoption of IFRS 9 [member]) at Dec. 31, 2018		(701)	0	0		0	(701)	0	0	(701)	0
Ending Balance (Hyperinflation adjustment due to adoption of IAS 29 [member]) at Dec. 31, 2018		2,302	0	0		0	2,260	0	0	2,260	42
Ending Balance at Dec. 31, 2018	$ 40,402	R$ 156,550	R$ 244	R$ 1,347,581		R$ (1,533)	R$ (1,178,464)	R$ (11,022)	R$ 0	R$ 156,806	R$ (256)